SCHEDULE OF INVESTMENTS
Thornburg Investment Income Builder Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Common Stock — 84.6%
	Automobiles & Components — 1.0%
	Automobiles — 1.0%
	Mercedes-Benz Group AG	1,380,600	$ 95,470,246
	Stellantis NV	1,804,100	35,685,919
			131,156,165
	Banks — 9.7%
	Banks — 9.7%
	Bank of Ireland Group plc	16,525,250	172,871,370
	BNP Paribas SA	6,576,800	419,295,212
	Citigroup, Inc.	5,954,378	377,864,828
	JPMorgan Chase & Co.	959,266	194,021,141
	Regions Financial Corp.	5,555,493	111,332,080
			1,275,384,631
	Capital Goods — 1.4%
	Aerospace & Defense — 1.4%
	BAE Systems plc	10,930,100	182,380,881
			182,380,881
	Consumer Discretionary Distribution & Retail — 1.3%
	Specialty Retail — 1.3%
	Home Depot, Inc.	505,482	174,007,124
			174,007,124
	Consumer Staples Distribution & Retail — 2.8%
	Consumer Staples Distribution & Retail — 2.8%
	BIM Birlesik Magazalar AS	2,799,600	46,724,657
	Tesco plc	83,026,330	321,157,826
			367,882,483
	Energy — 9.0%
	Oil, Gas & Consumable Fuels — 9.0%
[a,b]	Drillco Holdings Luxembourg SA	147,823	3,025,937
	Enbridge, Inc.	3,309,521	117,740,132
	Eni SpA	4,369,900	67,175,951
	Equinor ASA	3,529,100	100,465,481
[a]	LUKOIL PJSC	314,000	226,080
[a,b,c]	Malamute Energy, Inc.	12,439	12,439
	Petroleo Brasileiro SA Sponsored ADR	7,310,155	105,924,146
	Shell plc	3,035,600	108,749,090
	TC Energy Corp.	3,390,966	128,544,642
	TotalEnergies SE	8,267,100	551,848,292
			1,183,712,190
	Equity Real Estate Investment Trusts (REITs) — 0.3%
	Residential REITs — 0.3%
	Elme Communities	2,454,592	39,101,650
			39,101,650
	Financial Services — 4.8%
	Capital Markets — 2.7%
	CME Group, Inc.	1,197,705	235,468,803
	MidCap Financial Investment Corp.	2,937,783	44,478,035
[c]	SLR Investment Corp.	4,307,900	69,314,111
	Financial Services — 1.6%
	Equitable Holdings, Inc.	5,226,798	213,566,966
	Mortgage Real Estate Investment Trusts — 0.5%
[c]	Chimera Investment Corp.	4,947,862	63,332,633
			626,160,548
	Food, Beverage & Tobacco — 0.6%
	Food Products — 0.6%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Nestle SA	797,400	$ 81,404,116
			81,404,116
	Health Care Equipment & Services — 1.0%
	Health Care Equipment & Supplies — 1.0%
	Medtronic plc	1,746,295	137,450,879
			137,450,879
	Insurance — 4.9%
	Insurance — 4.9%
	Assicurazioni Generali SpA	6,681,247	166,646,579
	AXA SA	891,200	29,176,957
	NN Group NV	9,759,216	454,123,625
			649,947,161
	Materials — 4.0%
	Chemicals — 2.0%
	LyondellBasell Industries NV Class A	1,867,909	178,684,175
	OCI NV	3,589,000	87,596,584
	Metals & Mining — 2.0%
	BHP Group Ltd.	561,000	15,972,691
	Glencore plc	43,166,400	246,150,034
[a]	GMK Norilskiy Nickel PAO	35,140,000	2,073,260
			530,476,744
	Pharmaceuticals, Biotechnology & Life Sciences — 9.1%
	Biotechnology — 1.0%
	AbbVie, Inc.	799,560	137,140,531
	Pharmaceuticals — 8.1%
	AstraZeneca plc	1,549,800	242,066,560
	Merck & Co., Inc.	1,853,403	229,451,291
	Novartis AG	946,008	101,260,604
	Pfizer, Inc.	8,316,651	232,699,895
	Roche Holding AG	928,400	257,817,130
			1,200,436,011
	Semiconductors & Semiconductor Equipment — 8.6%
	Semiconductors & Semiconductor Equipment — 8.6%
	Broadcom, Inc.	356,729	572,739,112
	Taiwan Semiconductor Manufacturing Co. Ltd.	18,565,000	552,803,970
			1,125,543,082
	Software & Services — 0.3%
	Information Technology Services — 0.3%
	HCL Technologies Ltd.	2,092,600	36,663,632
			36,663,632
	Technology Hardware & Equipment — 3.2%
	Communications Equipment — 0.7%
	Cisco Systems, Inc.	1,898,387	90,192,366
	Technology Hardware, Storage & Peripherals — 2.5%
	Samsung Electronics Co. Ltd.	5,604,000	331,802,398
			421,994,764
	Telecommunication Services — 15.1%
	Diversified Telecommunication Services — 12.7%
	AT&T, Inc.	21,985,413	420,141,242
	Deutsche Telekom AG	9,008,300	226,521,964
[a,b]	Digicel Holdings Ltd.	220,592	200,066
	Koninklijke KPN NV	27,983,000	107,286,897
	Orange SA	60,648,480	607,556,500
	Singapore Telecommunications Ltd.	74,703,000	151,499,447
	Swisscom AG	95,500	53,731,705
[b]	Zegona Communications plc	28,443,000	94,920,621
	Wireless Telecommunication Services — 2.4%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Vodafone Group plc	361,379,524	$ 318,677,393
			1,980,535,835
	Transportation — 1.1%
	Air Freight & Logistics — 1.1%
	Deutsche Post AG	3,560,700	144,105,867
			144,105,867
	Utilities — 6.4%
	Electric Utilities — 4.8%
	Endesa SA	13,433,957	252,277,843
	Enel SpA	54,201,371	376,957,112
	Gas Utilities — 0.6%
	Snam SpA	19,567,000	86,566,294
	Independent Power and Renewable Electricity Producers — 0.0%
	Vistra Corp.	7,843	674,341
	Multi-Utilities — 1.0%
	E.ON SE	8,325,800	109,271,946
	Engie SA	1,208,672	17,261,195
			843,008,731
	Total Common Stock (Cost $8,627,277,082)		11,131,352,494
	Preferred Stock — 0.1%
	Banks — 0.1%
	Banks — 0.1%
[d,e,f]	First Horizon Bank 6.409% (TSFR3M + 1.11%), 7/29/2024	12,000	8,040,000
			8,040,000
	Financial Services — 0.0%
	Capital Markets — 0.0%
[e,f]	Morgan Stanley Series A, 6.29% (TSFR3M + 0.96%), 7/29/2024	120,000	2,745,600
			2,745,600
	Total Preferred Stock (Cost $14,968,750)		10,785,600
	Asset Backed Securities — 1.1%
	Auto Receivables — 0.5%
	Carvana Auto Receivables Trust,
[d]	Series 2019-4A Class R, due 10/15/2026	$ 32,000	9,440,260
[d]	Series 2021-P1 Class R, due 12/10/2027	24,000	2,097,367
[d]	Series 2021-P2 Class R, due 5/10/2028	8,000	1,702,007
[d]	Series 2021-P4 Class R, due 9/11/2028	17,500	3,840,513
[d]	Series 2022-P1 Class R, due 1/10/2029	24,000	5,596,489
	CPS Auto Receivables Trust,
[d]	Series 2020-A Class E, 4.09% due 12/15/2025	792,024	791,206
[d]	Series 2020-C Class F, 6.67% due 11/15/2027	3,000,000	2,982,095
[d]	CPS Auto Securitization Trust, Series 2021-1A Class A, 7.86% due 6/16/2026	14,000,000	14,407,959
[d]	DT Auto Owner Trust, Series 2020-1A Class E, 3.48% due 2/16/2027	4,500,000	4,482,318
[d]	FHF Trust, Series 2022-2A Class A, 6.14% due 12/15/2027	3,097,045	3,091,970
	Flagship Credit Auto Trust,
[d]	Series 2019-1 Class R, due 6/15/2026	6,000	194,603
[d]	Series 2019-2 Class R, due 12/15/2026	33,000	1,447,672
[d]	Series 2019-3 Class R, due 12/15/2026	60,000	2,844,127
[d]	Series 2019-4 Class R, due 3/15/2027	60,000	2,961,044
	JPMorgan Chase Bank NA - CACLN,
[d]	Series 2020-1 Class R, 33.784% due 1/25/2028	876,901	887,096
[d]	Series 2020-2 Class R, 31.355% due 2/25/2028	2,470,925	2,596,191
[d]	Series 2021-1 Class R, 28.348% due 9/25/2028	3,630,611	4,135,204
[d]	Santander Consumer Auto Receivables Trust Series 2020-AA Class R, due 1/16/2029	53,500	5,190,782
[d]	United Auto Credit Securitization Trust Series 2022-1 Class R, due 11/10/2028	37,000	716,573
			69,405,476

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Other Asset Backed — 0.5%
[d]	Aqua Finance Trust, Series 2020-AA Class D, 7.15% due 7/17/2046	$ 8,200,000	$ 7,663,670
[d,f]	Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-HP1 Class CERT, due 12/15/2026	400,000	938,479
[d]	FAT Brands Fazoli’s Native I LLC, Series 2021-1 Class A2, 7.00% due 7/25/2051	13,974,195	12,871,544
[a,d]	Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2 Class R, due 6/20/2051	42,000	2,307,142
[d]	LendingPoint Asset Securitization Trust, Series 2020-REV1 Class C, 7.699% due 10/15/2028	25,750,000	25,497,671
	Marlette Funding Trust,
[d]	Series 2021-1A Class R, due 6/16/2031	9,550	158,283
[d]	Series 2021-2A Class R, due 9/15/2031	26,000	506,281
[d]	Series 2021-3A Class R, due 12/15/2031	23,881	702,046
	Mosaic Solar Loan Trust,
[d]	Series 2020-2A Class R, due 8/20/2046	3,829,366	1,537,594
[d]	Series 2021-1A Class R, due 12/20/2046	6,819,752	710,414
[d]	Series 2021-2A Class R, due 4/22/2047	10,000,000	811,746
[d,f]	Oportun Funding LLC Series 2022-1 Class CERT, due 6/15/2029	11,604	394,433
	Prosper Pass-Thru Trust II,
[d]	Series 2019-ST1 Class CERT, due 7/15/2025	38,500,000	50,718
[d]	Series 2019-ST2 Class R1, due 11/15/2025	17,477,134	348,791
[d]	Series 2019-ST2 Class R2, due 11/15/2025	8,738,067	171,738
	Upstart Pass-Through Trust,
[d]	Series 2020-ST6 Class A, 3.00% due 1/20/2027	784,423	768,808
[d]	Series 2021-ST4 Class CERT, due 7/20/2027	1,375,000	160,307
[d]	Series 2021-ST8 Class CERT, due 10/20/2029	4,150,000	1,270,004
[d]	Series 2021-ST9 Class CERT, due 11/20/2029	1,415,000	435,097
[d]	Upstart Structured Pass-Through Trust, Series 2022-4A Class A, 7.01% due 11/15/2030	1,761,921	1,764,485
			59,069,251
	Student Loan — 0.1%
[d]	College Ave Student Loans LLC Series 2023-A Class R, due 5/25/2055	35,000	15,010,418
[d]	SoFi Professional Loan Program Trust Series 2021-B Class R1, due 2/15/2047	23,000	753,202
			15,763,620
	Total Asset Backed Securities (Cost $149,764,580)		144,238,347
	Corporate Bonds — 7.2%
	Banks — 0.2%
	Banks — 0.2%
	Bank of New York Mellon Corp.,
[e,f]	Series F, 4.625% (TSFR3M + 3.39%) due 9/20/2026	1,935,000	1,863,289
[e,f]	Series I, 3.75% (5-Yr. CMT + 2.630%) due 12/20/2026	11,400,000	10,542,834
	KeyBank NA, 5.00% due 1/26/2033	10,250,000	9,448,450
			21,854,573
	Capital Goods — 0.3%
	Aerospace & Defense — 0.1%
[d]	BWX Technologies, Inc., 4.125% due 6/30/2028	7,500,000	6,989,700
[d]	TransDigm, Inc., 6.75% due 8/15/2028	6,345,000	6,429,008
	Construction & Engineering — 0.1%
[d,g]	IHS Netherlands Holdco BV, 8.00% due 9/18/2027	9,995,000	9,685,055
	Trading Companies & Distributors — 0.1%
	LKQ Corp., 6.25% due 6/15/2033	5,840,000	6,002,352
[d]	Windsor Holdings III LLC, 8.50% due 6/15/2030	7,470,000	7,803,759
			36,909,874
	Commercial & Professional Services — 0.3%
	Commercial Services & Supplies — 0.3%
[d]	ACCO Brands Corp., 4.25% due 3/15/2029	7,500,000	6,708,450
[g]	Cimpress plc, 7.00% due 6/15/2026	11,859,000	11,838,721
	CoreCivic, Inc., 8.25% due 4/15/2029	12,869,000	13,300,755
[d]	GEO Group, Inc., 8.625% due 4/15/2029	8,975,000	9,197,041
			41,044,967
	Consumer Durables & Apparel — 0.0%
	Leisure Products — 0.0%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Polaris, Inc., 6.95% due 3/15/2029	$ 5,000,000	$ 5,240,200
			5,240,200
	Consumer Services — 0.1%
	Hotels, Restaurants & Leisure — 0.1%
	Marriott International, Inc., 4.50% due 10/1/2034	4,497,000	4,112,956
[d]	Nathan’s Famous, Inc., 6.625% due 11/1/2025	3,750,000	3,748,388
			7,861,344
	Consumer Staples Distribution & Retail — 0.2%
	Consumer Staples Distribution & Retail — 0.2%
[d]	KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00% due 2/15/2029	20,667,000	21,185,328
[d]	U.S. Foods, Inc., 4.75% due 2/15/2029	5,880,000	5,577,886
			26,763,214
	Energy — 1.6%
	Energy Equipment & Services — 0.1%
[d,g]	Empresa Generadora de Electricidad Haina SA, 5.625% due 11/8/2028	7,850,000	7,204,416
	Oil, Gas & Consumable Fuels — 1.5%
[d]	CITGO Petroleum Corp., 7.00% due 6/15/2025	10,750,000	10,750,322
[d]	Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625% due 3/15/2029	3,500,000	3,605,105
	Energean Israel Finance Ltd.,
[g]	5.375% due 3/30/2028	6,500,000	5,735,470
[g]	8.50% due 9/30/2033	12,410,941	11,715,556
[f]	Energy Transfer LP, 8.606% (TSFR3M + 3.28%) due 11/1/2066	13,820,000	13,548,299
[f]	Enterprise TE Partners LP, Series 1, 8.385% (SOFR + 3.04%) due 6/1/2067	7,000,000	5,159,490
	Kinder Morgan Energy Partners LP,
	5.00% due 3/1/2043	10,000,000	8,722,500
	5.80% due 3/15/2035	10,000,000	10,053,000
	Kinder Morgan, Inc.,
	5.30% due 12/1/2034	23,630,000	22,909,758
	5.55% due 6/1/2045	5,000,000	4,666,600
[d,g]	Medco Maple Tree Pte. Ltd., 8.96% due 4/27/2029	7,000,000	7,315,490
	ONEOK Partners LP, 4.90% due 3/15/2025	9,544,000	9,486,450
	Petroleos Mexicanos,
[g]	5.95% due 1/28/2031	10,000,000	8,053,600
[g]	6.70% due 2/16/2032	3,000,000	2,509,110
[g]	7.69% due 1/23/2050	5,650,000	4,067,039
[e]	Summit Midstream Partners LP, Series A, 13.031% due 7/29/2024	16,097,000	17,084,229
[d]	Sunoco LP, 7.25% due 5/1/2032	4,892,000	5,057,692
	Sunoco LP/Sunoco Finance Corp., 5.875% due 3/15/2028	5,000,000	4,978,600
	Transcontinental Gas Pipe Line Co. LLC, 7.85% due 2/1/2026	32,700,000	33,650,916
	Williams Cos., Inc., 5.75% due 6/24/2044	14,198,000	13,902,398
			210,176,040
	Equity Real Estate Investment Trusts (REITs) — 0.3%
	Diversified REITs — 0.2%
[d]	Iron Mountain, Inc., 7.00% due 2/15/2029	7,500,000	7,638,225
[d]	SBA Tower Trust, 2.836% due 1/15/2050	5,000,000	4,912,180
[d,g]	Trust Fibra Uno, 5.25% due 1/30/2026	10,000,000	9,743,000
	Vornado Realty LP, 2.15% due 6/1/2026	8,186,500	7,563,180
	Retail REITs — 0.1%
	Retail Opportunity Investments Partnership LP, 6.75% due 10/15/2028	9,990,000	10,340,250
			40,196,835
	Financial Services — 0.6%
	Capital Markets — 0.4%
	Blue Owl Credit Income Corp., 7.75% due 9/16/2027	2,500,000	2,568,800
	Blue Owl Technology Finance Corp.,
[d]	3.75% due 6/17/2026	13,000,000	12,121,720
[d]	4.75% due 12/15/2025	13,250,000	12,821,892
[d]	Burford Capital Global Finance LLC, 9.25% due 7/1/2031	11,500,000	12,105,705
[d]	Compass Group Diversified Holdings LLC, 5.25% due 4/15/2029	6,272,000	5,959,843
[d,g]	FORESEA Holding SA, 7.50% due 6/15/2030	1,520,371	1,414,067

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Hercules Capital, Inc., 2.625% due 9/16/2026	$ 4,098,000	$ 3,754,014
[d]	Oaktree Strategic Credit Fund, 8.40% due 11/14/2028	3,000,000	3,167,850
	Financial Services — 0.2%
	Antares Holdings LP,
[d]	3.75% due 7/15/2027	3,000,000	2,743,560
[d]	7.95% due 8/11/2028	3,000,000	3,109,110
[d]	8.50% due 5/18/2025	11,500,000	11,687,565
[d]	United Wholesale Mortgage LLC, 5.50% due 11/15/2025	5,000,000	4,970,250
			76,424,376
	Food, Beverage & Tobacco — 0.5%
	Beverages — 0.1%
[d,g]	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25% due 4/27/2029	10,443,000	9,697,057
	Food Products — 0.1%
[d]	Darling Ingredients, Inc., 6.00% due 6/15/2030	4,050,000	3,980,866
[d]	Post Holdings, Inc., 5.50% due 12/15/2029	10,000,000	9,640,400
	Tobacco — 0.3%
[d,g]	Imperial Brands Finance plc, 6.125% due 7/27/2027	5,000,000	5,083,750
[d,g]	JT International Financial Services BV, 6.875% due 10/24/2032	5,000,000	5,499,050
[d]	Vector Group Ltd., 10.50% due 11/1/2026	33,915,000	34,268,055
			68,169,178
	Insurance — 0.5%
	Insurance — 0.5%
[d,g]	DaVinciRe Holdings Ltd., 4.75% due 5/1/2025	5,000,000	4,948,700
[f]	Enstar Finance LLC, 5.75% (5-Yr. CMT + 5.470%) due 9/1/2040	15,964,000	15,708,736
[g]	Enstar Group Ltd., 3.10% due 9/1/2031	8,354,000	6,900,738
	Fidelity National Financial, Inc.,
	2.45% due 3/15/2031	1,617,000	1,319,052
	3.40% due 6/15/2030	8,383,000	7,439,409
	Horace Mann Educators Corp., 7.25% due 9/15/2028	10,000,000	10,605,200
[d]	MetLife, Inc., 9.25% due 4/8/2068	12,000,000	13,939,560
	Stewart Information Services Corp., 3.60% due 11/15/2031	8,101,000	6,700,256
			67,561,651
	Materials — 0.2%
	Chemicals — 0.0%
[d,g]	Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00% due 1/27/2030	3,000,000	2,742,390
	OCP SA,
[d,g]	3.75% due 6/23/2031	1,735,000	1,493,488
[d,g]	4.50% due 10/22/2025	5,000,000	4,891,800
	Containers & Packaging — 0.1%
[d]	Matthews International Corp., Class C, 5.25% due 12/1/2025	14,969,000	14,637,437
	Metals & Mining — 0.1%
[d]	Compass Minerals International, Inc., 6.75% due 12/1/2027	3,000,000	2,867,250
	WE Soda Investments Holding plc,
[d,g]	9.375% due 2/14/2031	4,150,000	4,232,917
[d,g]	9.50% due 10/6/2028	2,000,000	2,046,720
			32,912,002
	Media & Entertainment — 0.2%
	Media — 0.2%
[d]	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75% due 2/1/2032	8,000,000	6,551,360
	Sirius XM Radio, Inc.,
[d]	3.125% due 9/1/2026	5,000,000	4,705,550
[d]	5.00% due 8/1/2027	7,500,000	7,176,450
[d,g]	Telenet Finance Luxembourg Notes SARL, 5.50% due 3/1/2028	10,000,000	9,482,600
			27,915,960
	Real Estate Management & Development — 0.0%
	Real Estate Management & Development — 0.0%
[d]	Cushman & Wakefield U.S. Borrower LLC, 6.75% due 5/15/2028	3,000,000	2,977,320
[d]	Greystar Real Estate Partners LLC, 7.75% due 9/1/2030	2,490,000	2,624,684
			5,602,004

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Semiconductors & Semiconductor Equipment — 0.1%
	Semiconductors & Semiconductor Equipment — 0.1%
[d]	Qorvo, Inc., 3.375% due 4/1/2031	$ 9,800,000	$ 8,395,954
			8,395,954
	Software & Services — 0.5%
	Information Technology Services — 0.1%
[d]	Boost Newco Borrower LLC, 7.50% due 1/15/2031	5,000,000	5,214,450
[d]	Science Applications International Corp., 4.875% due 4/1/2028	5,000,000	4,770,950
	Internet Software & Services — 0.3%
[d]	Arches Buyer, Inc., 4.25% due 6/1/2028	6,500,000	5,799,755
[d]	Cogent Communications Group, Inc., 7.00% due 6/15/2027	10,000,000	9,907,500
	Prosus NV,
[d,g]	3.061% due 7/13/2031	11,800,000	9,757,774
[d,g]	3.832% due 2/8/2051	5,000,000	3,263,850
[d,g]	4.027% due 8/3/2050	5,000,000	3,378,000
	Software — 0.1%
[d]	Fair Isaac Corp., 4.00% due 6/15/2028	7,000,000	6,546,680
[d]	GoTo Group, Inc.,5.50% due 5/1/2028	4,354,350	2,470,651
[d,g]	Open Text Corp., 3.875% due 12/1/2029	10,000,000	8,960,400
			60,070,010
	Technology Hardware & Equipment — 0.1%
	Electronic Equipment, Instruments & Components — 0.1%
	CDW LLC/CDW Finance Corp., 4.25% due 4/1/2028	5,000,000	4,770,400
	Vontier Corp., 2.40% due 4/1/2028	5,832,000	5,169,951
	Technology Hardware, Storage & Peripherals — 0.0%
[d,g]	Lenovo Group Ltd., 5.831% due 1/27/2028	5,000,000	5,047,900
			14,988,251
	Telecommunication Services — 1.2%
	Diversified Telecommunication Services — 0.9%
[g]	Deutsche Telekom International Finance BV (Guaranty: Deutsche Telekom AG), 8.75% due 6/15/2030	26,150,000	30,479,656
[g]	Telefonica Emisiones SA (Guaranty: Telefonica SA), 7.045% due 6/20/2036	85,390,000	93,013,619
	Wireless Telecommunication Services — 0.3%
[g,h]	Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl U.S., 12.00% due 5/25/2027 PIK	36,960,821	36,537,250
			160,030,525
	Transportation — 0.1%
	Passenger Airlines — 0.1%
	American Airlines Pass-Through Trust,
	Series 2016-3 Class B, 3.75% due 4/15/2027	7,848,480	7,549,453
	Series 2019-1 Class B, 3.85% due 8/15/2029	6,276,460	5,834,785
			13,384,238
	Utilities — 0.2%
	Electric Utilities — 0.1%
[d,g]	AES Espana BV, 5.70% due 5/4/2028	2,000,000	1,901,440
[g]	Comision Federal de Electricidad, 5.00% due 9/29/2036	9,884,000	8,677,065
	Multi-Utilities — 0.1%
[d,g]	Aegea Finance SARL, 9.00% due 1/20/2031	9,500,000	9,849,410
			20,427,915
	Total Corporate Bonds (Cost $892,591,291)		945,929,111
	Other Government — 0.1%
[d,g]	Finance Department Government of Sharjah, 3.625% due 3/10/2033	7,000,000	5,858,230
[d,g]	Nigeria Government International Bonds, 7.625% due 11/28/2047	6,000,000	4,329,300
	Total Other Government (Cost $9,407,604)		10,187,530
	Mortgage Backed — 2.1%
[d,f]	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO, Series 2022-6 Class A3, 4.30% due 7/25/2067	4,266,262	3,918,382
[d,f]	Barclays Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-INV1 Class A3, 4.53% due 2/25/2062	14,259,038	13,351,782

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Barclays Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f]	Series 2021-NPL1 Class A, 2.00% due 11/25/2051	$ 7,636,298	$ 7,347,372
[d,f]	Series 2022-RPL1 Class A, 4.25% due 2/25/2028	12,119,990	11,600,189
[f]	Bear Stearns ARM Trust, Whole Loan Securities Trust CMO, Series 2003-6 Class 2B1, 6.333% due 8/25/2033	22,296	22,296
	Chase Home Lending Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f]	Series 2019-1 Class B4, 3.883% due 3/25/2050	1,001,905	833,703
[d,f]	Series 2019-1 Class B5, 3.883% due 3/25/2050	468,714	360,528
[d,f]	Series 2019-1 Class B6, 3.657% due 3/25/2050	745,503	446,662
[d,f]	Chase Mortgage Finance Corp., Whole Loan Securities Trust CMO, Series 2016-SH2 Class M4, 3.75% due 12/25/2045	665,054	598,273
	CIM Trust, Whole Loan Securities Trust CMO,
[d,f,i]	Series 2020-J1 Class AIO1, 0.434% due 7/25/2050	54,731,504	1,081,226
[d,f,i]	Series 2020-J1 Class AIO2, 0.50% due 7/25/2050	48,816,032	1,180,162
[d,f,i]	Series 2020-J1 Class AIOS, 0.20% due 6/25/2050	67,230,179	672,167
[d,f]	Series 2020-J1 Class B4, 3.434% due 7/25/2050	1,327,168	1,085,775
[d,f]	Series 2020-J1 Class B5, 3.434% due 7/25/2050	671,374	417,975
[d,f]	Series 2020-J1 Class B6, 3.434% due 7/25/2050	1,294,697	521,409
[d,f,i]	Series 2020-J2 Class AX1, 0.256% due 1/25/2051	101,263,429	1,397,456
[d,f,i]	Series 2020-J2 Class AXS, 0.21% due 1/25/2051	108,052,982	1,135,875
[d,f]	Series 2020-J2 Class B4, 2.756% due 1/25/2051	491,000	214,674
[d,f]	Series 2020-J2 Class B5, 2.756% due 1/25/2051	164,000	69,796
[d,f]	Series 2020-J2 Class B6, 2.756% due 1/25/2051	655,000	222,066
[d,f]	Series 2023-I1 Class M1, 7.117% due 4/25/2058	5,000,000	4,984,168
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[f]	Series 2004-HYB2 Class B1, 6.092% due 3/25/2034	160,310	116,919
[d,f]	Series 2020-EXP1 Class B1, 4.467% due 5/25/2060	2,150,000	1,745,594
[d,f]	Series 2020-EXP1 Class B2, 4.467% due 5/25/2060	1,450,000	1,116,963
[d,f]	Series 2020-EXP1 Class B3, 4.467% due 5/25/2060	725,000	474,741
[d,i]	Series 2020-EXP1 Class XS, due 5/25/2060	35,786,070	1,700,164
[d,f]	Series 2020-EXP2 Class B5, 4.149% due 8/25/2050	585,000	333,008
[d,f]	Series 2020-EXP2 Class B6, 4.149% due 8/25/2050	1,400,000	645,966
[d,f]	Series 2021-J1 Class B4, 2.611% due 4/25/2051	379,000	161,782
[d,f]	Series 2021-J1 Class B5, 2.611% due 4/25/2051	615,000	220,425
[d,f]	Series 2021-J1 Class B6, 2.611% due 4/25/2051	459,574	139,526
[d,f]	Series 2021-J3 Class B4, 2.859% due 9/25/2051	1,033,000	562,958
[d,f]	Series 2021-J3 Class B6, 2.859% due 9/25/2051	575,003	178,982
[d]	Cogent Ipv4 LLC, CMBS, Series 2024-1A Class A2, 7.924% due 5/25/2054	9,025,000	9,187,823
[d,f]	CSMC Trust, CMBS, Series 2020-522F Class A, 9.182% (TSFR1M + 3.85%) due 9/16/2025	15,450,000	9,051,977
	CSMC Trust, Whole Loan Securities Trust CMO,
[d,f]	Series 2020-AFC1 Class M1, 2.841% due 2/25/2050	3,808,500	3,125,282
[d,f,i]	Series 2021-AFC1 Class AIOS, 0.25% due 3/25/2056	79,737,038	643,294
[d,f]	Series 2021-AFC1 Class B3, 4.326% due 3/25/2056	215,000	148,350
[d,f,i]	Series 2021-AFC1 Class XS, 3.274% due 3/25/2056	80,161,426	13,992,177
[d,f]	Series 2022-NQM5 Class A3, 5.169% due 5/25/2067	3,580,805	3,456,574
[d]	DataBank Issuer LLC, CMBS, Series 2024-1A Class A2, 5.30% due 1/26/2054	10,000,000	9,610,946
[d]	DC Office Trust, CMBS, Series 2019-MTC Class A, 2.965% due 9/15/2045	3,025,000	2,580,346
	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f,i]	Series 2020-2 Class AX1, 0.663% due 8/25/2050	99,754,423	2,941,449
[d,f,i]	Series 2020-2 Class AX2, 0.50% due 8/25/2050	17,097,389	407,154
[d,f]	Series 2020-2 Class B4, 3.663% due 8/25/2050	819,762	670,927
[d,f]	Series 2020-2 Class B5, 3.663% due 8/25/2050	2,459,287	1,886,965
[d,f]	Series 2020-2 Class B6C, 3.511% due 8/25/2050	3,279,050	1,661,315
[d,f,i]	Series 2021-13IN Class AX1, 0.178% due 12/30/2051	162,514,166	1,358,813
[d,f,i]	Series 2021-13IN Class AX17, 0.18% due 12/30/2051	13,472,677	138,149
[d,f,i]	Series 2021-13IN Class AX4, 0.50% due 12/30/2051	12,293,818	349,283
[d,f]	Series 2021-13IN Class B4, 3.358% due 12/30/2051	2,369,392	1,805,790
[d,f]	Series 2021-13IN Class B5, 3.358% due 12/30/2051	464,401	329,238
[d,f]	Series 2021-13IN Class B6C, 3.323% due 12/30/2051	4,075,218	2,167,331
[d,f]	Galton Funding Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-H1 Class B1, 3.386% due 1/25/2060	4,379,900	3,056,027
	GS Mortgage-Backed Securities Trust, Whole Loan Securities Trust CMO,
[d,f,i]	Series 2020-INV1 Class A11X, 3.408% due 10/25/2050	1,343,674	200,888
[d,f,i]	Series 2020-INV1 Class A12X, 2.921% due 10/25/2050	16,088,165	2,061,692
[d,f,i]	Series 2020-INV1 Class AIOS, 0.19% due 10/25/2050	87,283,536	621,319
[d,f,i]	Series 2020-INV1 Class AX1, due 10/25/2050	58,532,086	585
[d,f,i]	Series 2020-INV1 Class AX2, 0.421% due 10/25/2050	2,899,508	38,841
[d,f,i]	Series 2020-INV1 Class AX4, 0.925% due 10/25/2050	3,121,567	94,452

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d,f]	Series 2020-INV1 Class B4, 3.846% due 10/25/2050	$ 1,842,051	$ 1,522,368
[d,f]	Series 2020-INV1 Class B5, 3.846% due 10/25/2050	1,846,412	1,563,714
[d,f]	Series 2020-INV1 Class B6, 3.846% due 10/25/2050	4,401,770	2,972,958
[d,f,i]	Series 2020-INV1 Class BX, 0.346% due 10/25/2050	21,023,314	368,816
[d]	Homeward Opportunities Fund Trust, Whole Loan Securities Trust CMO, Series 2024-RTL1 Class A1, 7.12% due 7/25/2029	14,900,000	14,895,418
[d]	Houston Galleria Mall Trust, CMBS, Series 2015-HGLR Class A1A2, 3.087% due 3/5/2037	8,033,750	7,826,742
	JP Morgan Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f,i]	Series 2020-3 Class AX1, 0.14% due 8/25/2050	14,030,606	70,048
[d,f,i]	Series 2020-4 Class A11X, (TSFR1M + 5.14%) due 11/25/2050	2,749,671	108,717
[d,f,i]	Series 2020-4 Class A3X, 0.50% due 11/25/2050	12,269,752	288,770
[d,f,i]	Series 2020-4 Class AX1, 0.093% due 11/25/2050	45,320,044	151,364
[d,f,i]	Series 2020-4 Class AX3, 3.50% due 11/25/2050	1,253,890	208,955
[d,f,i]	Series 2020-4 Class AX4, 0.55% due 11/25/2050	2,893,767	74,844
[d,f]	Series 2020-4 Class B4, 3.643% due 11/25/2050	1,901,248	1,590,796
[d,f]	Series 2020-4 Class B5, 3.643% due 11/25/2050	877,639	656,278
[d,f]	Series 2020-4 Class B6, 3.432% due 11/25/2050	1,582,548	715,283
[d,f]	Series 2020-7 Class B4, 3.509% due 1/25/2051	2,317,411	1,921,633
[d,f]	Series 2020-7 Class B5, 3.509% due 1/25/2051	1,624,012	1,003,215
[d,f]	Series 2020-7 Class B6, 3.509% due 1/25/2051	2,289,984	947,701
[d,f]	Series 2021-11 Class B5, 3.022% due 1/25/2052	3,641,746	2,473,132
[d,f]	Series 2021-11 Class B6, 2.763% due 1/25/2052	4,152,309	1,784,417
[d,f]	Series 2022-2 Class B4, 3.128% due 8/25/2052	3,190,164	2,327,752
[d,f]	Series 2022-2 Class B5, 3.128% due 8/25/2052	1,694,479	1,037,907
[d,f]	Series 2022-2 Class B6, 2.653% due 8/25/2052	1,802,416	614,717
[d,f]	Series 2022-3 Class B4, 3.104% due 8/25/2052	2,620,120	1,918,296
[d,f]	Series 2022-3 Class B5, 3.104% due 8/25/2052	1,667,608	783,008
[d,f]	Series 2022-3 Class B6, 2.62% due 8/25/2052	1,459,907	454,164
	Mello Mortgage Capital Acceptance, Whole Loan Securities Trust CMO,
[d,f,i]	Series 2021-INV2 Class AX1, 0.122% due 8/25/2051	98,399,583	487,944
[d,f,i]	Series 2021-INV2 Class AX4, 0.70% due 8/25/2051	6,742,163	267,652
[d,f]	Series 2021-INV2 Class B5, 3.322% due 8/25/2051	309,814	219,120
[d,f]	Series 2021-INV2 Class B6, 3.205% due 8/25/2051	1,500,868	721,265
[d,f,i]	Series 2021-INV3 Class AX1, 0.162% due 10/25/2051	117,702,923	846,025
[d,f,i]	Series 2021-INV3 Class AX4, 0.55% due 10/25/2051	9,532,279	257,491
[d,f]	Series 2021-INV3 Class B5, 3.212% due 10/25/2051	432,633	306,301
[d,f]	Series 2021-INV3 Class B6, 3.144% due 10/25/2051	1,900,106	935,724
[f]	Merrill Lynch Mortgage Investors Trust, Whole Loan Securities Trust CMO, Series 2004-A4 Class M1, 5.501% due 8/25/2034	790,254	747,004
[d]	Morgan Stanley Capital I, Inc., CMBS, Series 2024-BPR2 Class A, 7.291% due 5/5/2029	9,894,339	10,085,451
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,f,i]	Series 2021-INV1 Class AX1, 0.75% due 6/25/2051	96,389,807	3,538,788
[d,f]	Series 2021-INV1 Class B5, 3.25% due 6/25/2051	1,068,713	789,383
[d,f]	Series 2021-INV1 Class B6, 1.995% due 6/25/2051	1,918,055	967,842
[d,f]	Series 2024-RTL1 Class A1, 6.664% due 3/25/2039	5,000,000	5,011,072
[d]	NYC Commercial Mortgage Trust, CMBS, Series 2021-909 Class A, 2.941% due 4/10/2043	5,000,000	3,935,171
[d,f]	Onslow Bay Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2021-NQM4 Class A1, 1.957% due 10/25/2061	17,978,460	14,635,668
[d,f]	PRPM LLC, Whole Loan Securities Trust CMO, Series 2022-NQM1 Class A1, 5.50% due 8/25/2067	8,534,220	8,662,984
[d,f]	Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2019-3 Class B1, 3.81% due 9/25/2059	1,500,000	1,379,695
[d]	Retained Vantage Data Centers Issuer LLC, CMBS, Series 2023-1A Class A2A, 5.00% due 9/15/2048	5,000,000	4,827,585
[d,f]	Saluda Grade Alternative Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-FIG1 Class C, due 9/25/2050	6,002,836	2,187,732
[d,f]	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-7 Class B3, 3.725% due 10/25/2047	1,983,543	1,716,124
	SG Residential Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f,i]	Series 2019-3 Class AIOS, 0.375% due 9/25/2059	47,681,208	640,030
[d,f]	Series 2019-3 Class B2, 5.663% due 9/25/2059	7,910,000	6,855,367
[d,f]	Series 2019-3 Class B3, 6.224% due 9/25/2059	3,366,214	2,754,955
[a,d,f]	Series 2019-3 Class C, due 9/25/2059	950	950
[d]	Series 2019-3 Class XS1, due 9/25/2059	46,410,975	464
[d]	Series 2019-3 Class XS2, due 9/25/2059	44,089,982	2,044,563
[d,f]	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO, Series 2019-INV1 Class B1, 3.657% due 9/27/2049	10,000,000	8,931,038
[d,f]	Visio Trust, Whole Loan Securities Trust CMO, Series 2022-1 Class M1, 6.172% due 8/25/2057	5,351,000	5,181,099
	Wells Fargo Mortgage Backed Securities Trust, Whole Loan Securities Trust CMO,
[d,f,i]	Series 2020-3 Class AIO1, 0.186% due 6/25/2050	151,511,217	1,342,677
[d,f]	Series 2020-3 Class B5, 3.186% due 6/25/2050	1,046,000	566,920
[d,f]	Series 2020-3 Class B6, 3.186% due 6/25/2050	1,912,755	810,563
[d,f,i]	Series 2021-INV1 Class AIO2, 0.50% due 8/25/2051	174,326,872	4,852,720
[d,f]	Series 2021-INV1 Class B4, 3.312% due 8/25/2051	3,310,483	2,496,095

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d,f]	Series 2021-INV1 Class B5, 3.312% due 8/25/2051	$ 2,553,801	$ 1,764,151
[d,f]	Series 2021-INV1 Class B6, 3.312% due 8/25/2051	1,954,047	813,796
	Total Mortgage Backed (Cost $275,851,163)		280,308,373
	Loan Participations — 0.2%
	Commercial & Professional Services — 0.1%
	Commercial Services & Supplies — 0.1%
	Imagefirst Holdings LLC,
[j]	9.578% (SOFR + 4.25%), due 4/27/2028	7,700,059	7,680,809
[j]	9.589% (SOFR + 4.25%), due 4/27/2028	311,940	311,160
			7,991,969
	Consumer Services — 0.0%
	Commercial Services & Supplies — 0.0%
[j]	GEO Group, Inc., 10.594% (SOFR + 5.25%) due 4/13/2029	5,000,000	5,093,750
			5,093,750
	Media & Entertainment — 0.0%
	Media — 0.0%
[j]	Simon & Schuster, Inc., 9.33% (SOFR + 4.00%) due 10/30/2030	1,496,250	1,496,250
			1,496,250
	Technology Hardware & Equipment — 0.1%
	Communications Equipment — 0.0%
[j]	GoTo Group, Inc., 10.178% (SOFR + 4.75%) due 4/28/2028	2,269,135	1,500,729
	Technology Hardware, Storage & Peripherals — 0.1%
[j]	Xerox Holdings Corp., 9.344% (SOFR + 4.00%) due 11/17/2029	7,800,000	7,782,918
			9,283,647
	Total Loan Participations (Cost $24,514,279)		23,865,616
	Short-Term Investments — 3.5%
[c]	Thornburg Capital Management Fund	45,553,801	455,538,009
	Total Short-Term Investments (Cost $455,538,009)		455,538,009
	Total Investments — 98.9% (Cost $10,449,912,758)		$13,002,205,080
	Other Assets Less Liabilities — 1.1%		144,596,411
	Net Assets — 100.0%		$13,146,801,491

Outstanding Forward Currency Contracts To Buy Or Sell At June 30, 2024
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Swiss Franc	SSB	Sell	87,922,500	9/20/2024	98,799,967	$ 899,876	$ —
Euro	BBH	Sell	1,097,457,000	9/20/2024	1,179,820,110	2,009,384	—
Euro	SSB	Sell	1,097,457,000	9/20/2024	1,179,820,110	2,306,795	—
Great Britain Pound	SSB	Sell	341,135,000	9/20/2024	431,480,812	1,747,675	—

Total						$6,963,730	—

Net unrealized appreciation (depreciation)						$6,963,730

*	Counterparties include State Street Bank and Trust Company (“SSB”) and Brown Brothers Harriman & Co. (“BBH”).

Footnote Legend
a	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.
b	Non-income producing.
c	Investment in Affiliates.
d	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024, the aggregate value of these securities in the Fund’s portfolio was $884,292,756, representing 6.73% of the Fund’s net assets.
e	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2024 (Unaudited)

f	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2024.
g	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
h	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2024.
i	Interest only.
j	The stated coupon rate represents the greater of the SOFR or the SOFR floor rate plus a spread at June 30, 2024.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities
ADR	American Depositary Receipt
ARM	Adjustable Rate Mortgage
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Rate
PIK	Payment-in-kind
SOFR	Secured Overnight Financing Rate
TSFR1M	Term SOFR 1 Month
TSFR3M	Term SOFR 3 Month

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Investment Income Builder Fund	June 30, 2024 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Investment Income Builder Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-four separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, “Class R5”, and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2024 (Unaudited)

Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.
Forward currency contracts are valued by a third-party pricing service provider.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/23	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/24	Dividend Income
Chimera Investment Corp.	$81,045,985	$-	$(4)	$(17)	$(17,713,331)	$63,332,633	$4,997,341
Malamute Energy, Inc.	12,439	-	-	-	-	12,439	-
SLR Investment Corp.	66,298,581	-	-	-	3,015,530	69,314,111	5,298,717
Thornburg Capital Mgmt. Fund	616,523,198	1,447,777,542	(1,608,762,731)	-	-	455,538,009	18,991,021
Total	$763,880,203	$1,447,777,542	$(1,608,762,735)	$(17)	$(14,697,801)	$588,197,192	$29,287,079